Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total Velti Shareholders' Equity	Share Capital	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests
Balance at Dec. 31, 2009	$ 46,936	$ 46,850	$ 3,339	$ 42,885	$ (3,689)	$ 4,315	$ 86
Balance (in shares) at Dec. 31, 2009			37,530,261
Increase (Decrease) in Stockholders' Equity
Net loss	(15,750)	(15,669)	0	0	(15,669)	0	(81)
Change in cumulative translation adjustment	(2,700)	(2,676)	0	0	0	(2,676)	(24)
Shares issued upon vesting of deferred share awards and option exercises	58	58	44	14	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			641,279
Issuance of shares related to acquisitions	1,453	1,258	14	1,244	0	0	195
Issuance of shares related to acquisitions (in shares)			170,220
Share-based compensation	6,272	6,272	0	6,272	0	0	0
Balance at Dec. 31, 2010	36,269	36,093	3,397	50,415	(19,358)	1,639	176
Balance (in shares) at Dec. 31, 2010			38,341,760
Increase (Decrease) in Stockholders' Equity
Net loss	(15,238)	(15,368)	0	0	(15,368)	0	130
Change in cumulative translation adjustment	(20,907)	(20,685)	0	0	0	(20,685)	(222)
Shares issued upon vesting of deferred share awards and option exercises	500	500	118	382	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			1,474,950
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs	270,873	270,873	1,633	269,240	0	0	0
Issuance of share capital in public offerings and private offering of securities to institutional investors, net of issuance costs (in shares)			21,974,275
Share withholding in lieu of employee tax withholding	(1,633)	(1,633)	0	(1,633)	0	0	0
Share-based compensation	27,627	27,627	0	27,627	0	0	0
Balance at Dec. 31, 2011	297,491	297,407	5,148	346,031	(34,726)	(19,046)	84
Balance (in shares) at Dec. 31, 2011	61,790,985		61,790,985
Increase (Decrease) in Stockholders' Equity
Net loss	(61,174)	(61,227)	0	0	(61,227)	0	53
Change in cumulative translation adjustment	2,791	2,804	0	0	0	2,804	(13)
Shares issued upon vesting of deferred share awards and option exercises	1,440	1,440	143	1,297	0	0	0
Shares issued upon vesting of deferred share awards and option exercises (in shares)			1,692,072
Issuance of shares related to acquisitions	24,561	24,561	171	24,390	0	0	0
Issuance of shares related to acquisitions (in shares)			2,142,939
Share withholding in lieu of employee tax withholding	(47)	(47)	0	(47)	0	0	0
StockWithholdingInLieuOfEmployeeTaxWithholding			(3,855)
Share-based compensation	27,456	27,456	0	27,456	0	0
Balance at Dec. 31, 2012	$ 292,518	$ 292,394	$ 5,462	$ 399,127	$ (95,953)	$ (16,242)	$ 124
Balance (in shares) at Dec. 31, 2012	65,622,141		65,622,141